Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
Note 14 – RELATED PARTY TRANSACTIONS

During the nine months ended March 31, 2014 and 2013, the Company paid a company controlled by the President of Moneytech for consulting services $198,871 and $140,751.

Note 11 – RELATED PARTY TRANSACTIONS

In the years ended June 30, 2013 and 2012, the Company paid a company controlled by the President of Moneytech for consulting services in the amount of $209,500 and $201,299 respectively.